DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATION
DISCONTINUED OPERATION

25.          DISCONTINUED OPERATION

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and an “effective” disposal of Shanghai JNet back to the sellers in exchange for nil consideration (Note 4(b)). Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the financial results of Shanghai JNet have been accounted for as a discontinued operation whereby the results of operations of Shanghai JNet have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented.

The breakdown of assets and liabilities attributed to discontinued operations as of December 31, 2010 and December 26, 2011 (the date of sale), are as follows:

	December 31, 2010	December 26, 2011
	RMB’ 000	RMB’ 000

Current assets	85,899	63,182
Property and equipment, net	11	5
Intangible assets	555	19
Goodwill	16,989	16,989
Total assets	103,454	80,195

Current liabilities	(46,967)	(48,737)
Deferred tax liabilities	(139)	(5)
Total liabilities derecognized	(47,106)	(48,742)
Total net assets(Note 4(b))	56,348	31,453